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1933 Act/Rule 497(j)

August 6, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Equity Trust

File Nos. 002-16590 and 811-00945

Post-Effective Amendment No. 139

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information for Virtus KAR Small-Mid Cap Value Fund, that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on August 2, 2021.

Please contact Holly van den Toorn at 404-845-7679 or the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President,

Chief Legal Officer,

Counsel and Secretary

Virtus Mutual Funds

cc:	Holly van den Toorn
cc:	Ralph Summa

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